INTANGIBLE ASSETS, NET - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 5,740	$ 11,480
2026	11,480	11,480
2027	9,567	9,567
Total	$ 26,787	$ 32,527	$ 44,007